Convertible Preferred Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Convertible Preferred Stock
Schedule of convertible preferred stock issued and outstanding

				Preferential	Carrying Value,
				Liquidation	Net of Issuance
	Shares	Shares Issued	Per Share	Value	Costs
	Authorized	and Outstanding	Preference	(in thousands)	(in thousands)
Series
Series A	7,393,333	2,505,508	$5.4779	$13,725	$13,819
Series A-1	4,107,414	—	5.4779	—	—
Series A-2	4,846,750	4,846,750	5.4779	26,550	26,379
Series B	20,520,678	6,244,395	7.3097	45,645	43,896
Series B-1	136,805	—	7.3097	—	—
Series B-2	7,661,055	7,661,055	7.3097	56,000	53,855
	44,666,035	21,257,708		$141,920	$137,949

				Preferential	Carrying Value,
				Liquidation	Net of Issuance
	Shares	Shares Issued	Per Share	Value	Costs
	Authorized	and Outstanding	Preference	(in thousands)	(in thousands)
Series
Series A	7,393,333	2,505,508	$5.4779	$13,725	$13,819
Series A-1	4,107,414	—	5.4779	—	—
Series A-2	4,846,750	4,846,750	5.4779	26,550	26,379
Series B	20,520,678	6,244,395	7.3097	45,645	43,896
Series B-1	136,805	—	7.3097	—	—
Series B-2	7,661,055	7,661,055	7.3097	56,000	53,855
	44,666,035	21,257,708		$141,920	$137,949